Other Current Assets and Other Current Financial Assets - Summary of Prepaid Expenses (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Prepaid expenses [abstract]
Advances for inventories	$ 1,311	$ 1,243
Advertising and promotional expenses paid in advance	509	367
Advances to service suppliers	1	142
Prepaid insurance	24	39
Others	31	58
Total	$ 1,876	$ 1,849